Debt	12 Months Ended
Feb. 01, 2015
Debt Disclosure [Abstract]
Debt
DEBT
The Company has commercial paper programs that allow for borrowings up to $2.0 billion. In connection with the programs, the Company has a back-up credit facility with a consortium of banks for borrowings up to $2.0 billion. In December 2014, the Company replaced its back-up credit facility, which was scheduled to expire in July 2017, with a new, substantially identical $2.0 billion credit facility. The new credit facility expires in December 2019 and contains various restrictive covenants. At February 1, 2015, the Company was in compliance with all of the covenants, and they are not expected to impact the Company’s liquidity or capital resources.
At February 1, 2015, there were $290 million of borrowings outstanding under the commercial paper programs and no borrowings outstanding under the related credit facility. All of the Company's short-term borrowings in fiscal 2014 were under these commercial paper programs. For the fiscal year ended February 1, 2015, the maximum amount outstanding at any month-end was $290 million, the average daily short-term borrowings were $20 million and the weighted average interest rate was 0.13%. There were no borrowings under the commercial paper programs or the related credit facility in fiscal 2013.
The Company’s Long-Term Debt at the end of fiscal 2014 and 2013 consisted of the following (amounts in millions):

	February 1, 2015	February 2, 2014
5.40% Senior Notes; due March 1, 2016; interest payable semi-annually on March 1 and September 1	$3,026	$3,042
2.25% Senior Notes; due September 10, 2018; interest payable semi-annually on March 10 and September 10	1,157	1,148
2.00% Senior Notes; due June 15, 2019; interest payable semi-annually on June 15 and December 15	996	—
3.95% Senior Notes; due September 15, 2020; interest payable semi-annually on March 15 and September 15	524	501
4.40% Senior Notes; due April 1, 2021; interest payable semi-annually on April 1 and October 1	999	999
2.70% Senior Notes; due April 1, 2023; interest payable semi-annually on April 1 and October 1	999	998
3.75% Senior Notes; due February 15, 2024; interest payable semi-annually on February 15 and August 15	1,095	1,094
5.875% Senior Notes; due December 16, 2036; interest payable semi-annually on June 16 and December 16	2,963	2,962
5.40% Senior Notes; due September 15, 2040; interest payable semi-annually on March 15 and September 15	499	499
5.95% Senior Notes; due April 1, 2041; interest payable semi-annually on April 1 and October 1	996	996
4.20% Senior Notes; due April 1, 2043; interest payable semi-annually on April 1 and October 1	996	996
4.875% Senior Notes; due February 15, 2044; interest payable semi-annually on February 15 and August 15	985	985
4.40% Senior Notes; due March 15, 2045; interest payable semi-annually on March 15 and September 15	985	—
Capital Lease Obligations; payable in varying installments through January 31, 2055	684	499
Other	3	5
Total debt	16,907	14,724
Less current installments	38	33
Long-Term Debt, excluding current installments	$16,869	$14,691

In June 2014, the Company issued $1.0 billion of 2.00% senior notes due June 15, 2019 (the "2019 notes") at a discount of $4 million and $1.0 billion of 4.40% senior notes due March 15, 2045 (the "2045 notes") at a discount of $15 million (together, the "June 2014 issuance"). Interest on the 2019 notes is due semi-annually on June 15 and December 15 of each year, beginning December 15, 2014. Interest on the 2045 notes is due semi-annually on March 15 and September 15 of each year, beginning September 15, 2014. The net proceeds of the June 2014 issuance were used for general corporate purposes, including repurchases of shares of the Company's common stock. The $19 million discount associated with the June 2014 issuance is being amortized over the term of the notes using the effective interest rate method. Issuance costs associated with the June 2014 issuance were approximately $14 million and are being amortized over the term of the notes.
In September 2013, the Company issued $1.15 billion of 2.25% senior notes due September 10, 2018 (the "2018 notes") at a discount of $1 million, $1.1 billion of 3.75% senior notes due February 15, 2024 (the "2024 notes") at a discount of $6 million and $1.0 billion of 4.875% senior notes due February 15, 2044 (the "2044 notes") at a discount of $15 million (together, the "September 2013 issuance"). Interest on the 2018 notes is due semi-annually on March 10 and September 10 of each year, beginning March 10, 2014. Interest on the 2024 notes and the 2044 notes is due semi-annually on February 15 and August 15 of each year, beginning February 15, 2014. The net proceeds of the September 2013 issuance were used for general corporate purposes, including repayment of the Company's $1.25 billion 5.25% senior notes that matured December 16, 2013 and repurchases of shares of the Company's common stock. The $22 million discount associated with the September 2013 issuance is being amortized over the term of the notes using the effective interest rate method. Issuance costs associated with the September 2013 issuance were approximately $19 million and are being amortized over the term of the notes.
In April 2013, the Company issued $1.0 billion of 2.70% senior notes due April 1, 2023 at a discount of $2 million and $1.0 billion of 4.20% senior notes due April 1, 2043 at a discount of $4 million (together, the "April 2013 issuance"). Interest on these notes is due semi-annually on April 1 and October 1 of each year, beginning October 1, 2013. The net proceeds of the April 2013 issuance were used for general corporate purposes, including repurchases of shares of the Company's common stock. The $6 million discount associated with the April 2013 issuance is being amortized over the term of the notes using the effective interest rate method. Issuance costs associated with the April 2013 issuance were approximately $15 million and are being amortized over the term of the notes.
The Company's senior notes may be redeemed by the Company at any time, in whole or in part, at the redemption price plus accrued interest up to the redemption date. The redemption price is equal to the greater of (1) 100% of the principal amount of the notes to be redeemed, and (2) the sum of the present values of the remaining scheduled payments of principal and interest to the Par Call Date, as defined in the respective notes. Additionally, if a Change in Control Triggering Event occurs, as defined in each of the outstanding notes except for the 5.40% senior notes due March 1, 2016 (the "2016 notes"), holders of all notes other than the 2016 notes have the right to require the Company to redeem those notes at 101% of the aggregate principal amount of the notes plus accrued interest up to the redemption date. The Company is generally not limited under the indentures governing the notes in its ability to incur additional indebtedness or required to maintain financial ratios or specified levels of net worth or liquidity. Further, while the indentures governing the notes contain various restrictive covenants, none are expected to impact the Company’s liquidity or capital resources.
In November 2013, the Company entered into an interest rate swap that expires on September 10, 2018, with a notional amount of $500 million, accounted for as a fair value hedge, that swaps fixed rate interest on the 2018 notes for variable interest equal to LIBOR plus 88 basis points. At February 1, 2015, the approximate fair value of this agreement was an asset of $8 million, which is the estimated amount the Company would have received to settle the agreement and is included in Other Assets in the accompanying Consolidated Balance Sheets.
Also in November 2013, the Company entered into an interest rate swap that expires on September 15, 2020, with a notional amount of $500 million, accounted for as a fair value hedge, that swaps fixed rate interest on the Company’s 3.95% senior notes due September 15, 2020 for variable interest equal to LIBOR plus 183 basis points. At February 1, 2015, the approximate fair value of this agreement was an asset of $25 million, which is the estimated amount the Company would have received to settle the agreement and is included in Other Assets in the accompanying Consolidated Balance Sheets.
At February 1, 2015, the Company had an outstanding interest rate swap that expires on March 1, 2016, with a notional amount of $500 million, accounted for as a fair value hedge, that swaps fixed rate interest on the Company’s 5.40% senior notes due March 1, 2016 for variable interest equal to LIBOR plus 300 basis points. At February 1, 2015, the approximate fair value of this agreement was an asset of $19 million, which is the estimated amount the Company would have received to settle the agreement and is included in Other Assets in the accompanying Consolidated Balance Sheets.
During fiscal 2013, the Company had outstanding interest rate swaps, accounted for as fair value hedges, with a notional amount of $1.25 billion that swapped fixed rate interest on the Company’s $1.25 billion 5.25% senior notes that expired when the notes were repaid on December 16, 2013.
At February 1, 2015, the Company had outstanding cross currency swap agreements with a notional amount of $676 million, accounted for as cash flow hedges, to hedge foreign currency fluctuations on certain intercompany debt. At February 1, 2015, the approximate fair value of these agreements was an asset of $72 million, which is the estimated amount the Company would have received to settle the agreements.
Interest Expense in the accompanying Consolidated Statements of Earnings is net of interest capitalized of $2 million, $2 million and $3 million in fiscal 2014, 2013 and 2012, respectively. Maturities of Long-Term Debt are $38 million for fiscal 2015, $3.1 billion for fiscal 2016, $37 million for fiscal 2017, $1.2 billion for fiscal 2018, $1.0 billion for fiscal 2019 and $11.5 billion thereafter.